Intangible Assets - Intangible Assets (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 3,200,399		₩ 3,266,357
Changes in intangible assets other than goodwill [abstract]
Beginning		3,266,357
Ending		3,200,399	$ 2,539,636	3,266,357
Insurance expenses and other operating expenses and others in the statements of comprehensive income		164,308		189,791
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		6,440,838		6,114,490
Changes in intangible assets other than goodwill [abstract]
Beginning		6,114,490
Ending		6,440,838		6,114,490
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(3,149,825)		(2,732,394)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,732,394)
Ending		(3,149,825)		(2,732,394)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(103,283)		(105,404)
Changes in intangible assets other than goodwill [abstract]
Beginning		(105,404)
Ending		(103,283)		(105,404)
Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		12,669		(10,335)
Changes in intangible assets other than goodwill [abstract]
Beginning		(10,335)
Ending		12,669		(10,335)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		845,155		806,407
Changes in intangible assets other than goodwill [abstract]
Beginning		806,407
Ending		845,155		806,407
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		0		0
Other		0		0
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		903,003		887,259
Changes in intangible assets other than goodwill [abstract]
Beginning		887,259
Ending		903,003		887,259
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Goodwill | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(70,517)		(70,517)
Changes in intangible assets other than goodwill [abstract]
Beginning		(70,517)
Ending		(70,517)		(70,517)
Goodwill | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		12,669		(10,335)
Changes in intangible assets other than goodwill [abstract]
Beginning		(10,335)
Ending		12,669		(10,335)
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,111		1,103
Changes in intangible assets other than goodwill [abstract]
Beginning		1,103		2,347
Acquisition&Transfer		254		207
Disposal		0		(1,080)
Amortization	[1]	(246)		(371)
Business combination				0
Others		0		0
Ending		1,111		1,103
Industrial property rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		4,740		3,056
Changes in intangible assets other than goodwill [abstract]
Beginning		3,056
Ending		4,740		3,056
Industrial property rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,913)		(1,953)
Changes in intangible assets other than goodwill [abstract]
Beginning		(1,953)
Ending		(2,913)		(1,953)
Industrial property rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(716)		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		(716)		0
Software
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		620,248		578,941
Changes in intangible assets other than goodwill [abstract]
Beginning		578,941		573,186
Acquisition&Transfer		290,229		219,128
Disposal		(332)		(838)
Amortization	[1]	(249,050)		(216,073)
Business combination				8,742
Others		460		(5,204)
Ending		620,248		578,941
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,260,879		1,996,646
Changes in intangible assets other than goodwill [abstract]
Beginning		1,996,646
Ending		2,260,879		1,996,646
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,640,631)		(1,417,705)
Changes in intangible assets other than goodwill [abstract]
Beginning		(1,417,705)
Ending		(1,640,631)		(1,417,705)
Software | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount	[2]	389,354		396,747
Changes in intangible assets other than goodwill [abstract]
Beginning	[2]	396,747		371,773
Acquisition&Transfer	[2]	69,596		100,460
Disposal	[2]	(10,192)		(16,907)
Amortization	[1],[2]	(62,270)		(59,761)
Business combination	[2]			0
Others	[2]	(4,527)		1,182
Ending	[2]	389,354		396,747
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		841,785		797,107
Changes in intangible assets other than goodwill [abstract]
Beginning		797,107
Ending		841,785		797,107
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(420,381)		(365,473)
Changes in intangible assets other than goodwill [abstract]
Beginning		(365,473)
Ending		(420,381)		(365,473)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(32,050)		(34,887)
Changes in intangible assets other than goodwill [abstract]
Beginning		(34,887)
Ending		(32,050)		(34,887)
Value of Business Acquired (VOBA)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,341,929		1,479,545
Changes in intangible assets other than goodwill [abstract]
Beginning		1,479,545		1,635,619
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(137,616)		(156,074)
Business combination				0
Others		0		0
Ending		1,341,929		1,479,545
Value of Business Acquired (VOBA) | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,395,291		2,395,291
Changes in intangible assets other than goodwill [abstract]
Beginning		2,395,291
Ending		2,395,291		2,395,291
Value of Business Acquired (VOBA) | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,053,362)		(915,746)
Changes in intangible assets other than goodwill [abstract]
Beginning		(915,746)
Ending		(1,053,362)		(915,746)
Value of Business Acquired (VOBA) | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Right-of-use assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,602		3,614
Changes in intangible assets other than goodwill [abstract]
Beginning		3,614		4,626
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(1,012)		(1,012)
Business combination				0
Others		0		0
Ending		2,602		3,614
Right-of-use assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		35,140		35,131
Changes in intangible assets other than goodwill [abstract]
Beginning		35,131
Ending		35,140		35,131
Right-of-use assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(32,538)		(31,517)
Changes in intangible assets other than goodwill [abstract]
Beginning		(31,517)
Ending		(32,538)		(31,517)
Right-of-use assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,355,244		2,459,950
Changes in intangible assets other than goodwill [abstract]
Beginning		2,459,950		2,587,551
Acquisition&Transfer		360,079		319,795
Disposal		(10,524)		(18,825)
Amortization	[1]	(450,194)		(433,291)
Business combination				8,742
Others		(4,067)		(4,022)
Ending		2,355,244		2,459,950
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(34,887)		(36,264)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		(1,301)		(5,306)
Reversal		425		2,939
Disposal and others		2,997		3,744
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(32,766)		(34,887)
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		5,537,835		5,227,231
Changes in intangible assets other than goodwill [abstract]
Beginning		5,227,231
Ending		5,537,835		5,227,231
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(3,149,825)		(2,732,394)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,732,394)
Ending		(3,149,825)		(2,732,394)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(32,766)		(34,887)
Changes in intangible assets other than goodwill [abstract]
Beginning		(34,887)
Ending		(32,766)		(34,887)
Other intangible assets | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		₩ 0		₩ 0

[1]	Includes ￦ 189,791 million and ￦ 164,308 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2021 and 2022, respectively.
[2]	Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.